Postretirement Benefits Other Than Pensions - Change in Benefit Obligation of Postretirement Plans to Accrued Postretirement Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Amendments	$ (16,500)	$ (1,100)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefit obligation at beginning of year	24,621	19,937
Service cost	42	46	51
Interest cost	790	1,052	1,045
Actuarial loss	958	5,492
Amendments	(16,508)	(1,075)
Benefits paid	(1,156)	(831)
Benefit obligation at end of year	$ 8,747	$ 24,621	$ 19,937